Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0000049600
Registrant Name	EastGroup Properties, Inc.
Registration File Number	333-291952
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A